UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.         Name and address of issuer:

           American AAdvantage Mileage Funds
           4333 Amon Carter Boulevard, MD 5645
           Fort Worth, TX  76155

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2.         The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): | |

           All classes of shares of the American AAdvantage Balanced Mileage Fund, American AAdvantage Large Cap Value Mileage Fund, American AAdvantage Small Cap Value Mileage Fund, American AAdvantage International Equity Mileage Fund, American AAdvantage Intermediate Bond Mileage Fund and American AAdvantage Short-Term Bond Mileage Fund.

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3.         Investment Company Act File Number:   811-9018

           Securities Act File Number:   33-91058

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4(a).      Last day of fiscal year for which this Form is filed:

                 October 31, 2000

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4(b).      | | Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year).
               (See Instruction A.2).


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c).      | | Check box if this is the last time the issuer will be filing this
               Form.


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5.         Calculation of registration fee:


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           (i)    Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                                 $ 33,397,776
                                                                      ----------

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           (ii)   Aggregate price of securities
                  redeemed or repurchased during
                  the fiscal year:                      $36,685,290
                                                         ----------

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           (iii)  Aggregate price of securities redeemed
                  or repurchased during any prior fiscal
                  year ending no earlier than October 11,
                  1995 that were not previously used to
                  reduce registration fees payable to
                  the Commission:                       $0
                                                         ----------

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           (iv)   Total available redemption credits
                  [add Items 5(ii) and 5(iii):                       $36,685,290
                                                                      ----------


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           (v)    Net sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract Item 5(iv)
                  from Item 5(i)]:                                   $         0
                                                                      ----------


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           (vi)   Redemption credits available for use
                  in future years - if Item 5(i) is less
                  than Item 5(iv) [subtract Item 5(iv)
                  from Item 5(i)]:                      $3,287,514
                                                         ---------


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           (vii)  Multiplier for determining
                  registration fee (See Instruction C.9):              x  .00025
                                                                          ------


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           (viii) Registration fee due [multiply Item
                  5(v) by Item 5(vii)] (enter "0" if no
                  fee is due):                                         = $     0
                                                                          ------

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6.         Prepaid Shares
           If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .
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7.         Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                  + $ 0
                                                                      ----------
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8.         Total of the amount of the registration fee due plus
           any interest due plus any interest due [line 5(viii)
           plus line 7]:
                                                                    $ 0
                                                                      ----------

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9.         Date the registration fee and any interest payment was sent to the Commission's lockbox depository:



           Method of Delivery:

             | |   Wire Transfer

             | |   Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



                                                /s/William F. Quinn
By (Signature and Title)*                       _____________________________
                                                William F. Quinn
                                                President






Date:  January 22, 2001

  *Please print the name and title of the signing officer below the signature.